Impairment of assets (Tables)	6 Months Ended
Sep. 30, 2026
Impairment Of Assets [Abstract]
Schedule of impairment losses
During the three and six months ended September 30, 2026, we recorded the following impairment losses, included in “Other expenses” in the condensed consolidated interim statements of profit or loss and other comprehensive income:

(In millions)
Trademark/Trade Name	¥125
Customer Relationships	¥677
Licenses	¥571
Goodwill	¥1,589
Impairment loss	¥2,962